Expenses by nature - Payroll and employee benefits (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Expenses by nature
Salaries, wages and bonus		¥ 666,968,000	¥ 543,646,000	¥ 515,573,000
Contributions to social security contribution plan		77,903,000	56,325,000	51,587,000
Welfare expenses		36,987,000	34,895,000	33,691,000
Employee compensation expenses	¥ 19,664,000			19,664,000
Equity-settled share-based payment expenses (Note 32)		82,835,000	281,319,000	364,380,000
Total		¥ 864,693,000	¥ 916,185,000	¥ 984,895,000